Equity Investments in Associates (Change in Cost Method Investment) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pansi Infinity (Beijing) Technology Co., Ltd [Member]	Dec. 31, 2012 Shifang Huida Technology Co., Ltd [Member]	Dec. 31, 2012 Hesine Technologies International Worldwide Inc. [Member]	Dec. 31, 2012 SIINE., Ltd [Member]	Dec. 31, 2012 Shanghai Yinlong Information and Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Beginning balance	$ 13,978,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Investment in associate			2,864,000	2,386,000	6,416,000	600,000	1,712,000
Ending balance	$ 13,978,000	$ 0	$ 2,864,000	$ 2,386,000	$ 6,416,000	$ 600,000	$ 1,712,000